UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Callahan Advisors, LLC

Address:   3555 Timmons Lane, Suite 600
           Houston, Texas 77027


Form 13F File Number: 028-12463


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas P. Callahan
Title:  Chairman
Phone:  (713)572-3366

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas P. Callahan             Houston, Texas                     1/19/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              81

Form 13F Information Table Value Total:  $      117,651
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Abbott Laboratories                     COM            002824100     2093    38760 SH       SOLE                 37510      0    0
Adobe Systems Inc                       COM            00724F101      722    19630 SH       SOLE                 18905      0    0
American Electric Techs                 COM            025576109       29    13050 SH       SOLE                  8050      0    0
Apache Corp                             COM            037411105     1353    13111 SH       SOLE                 11884      0    0
Anadarko Petroleum Corp                 COM            032511107     1666    26693 SH       SOLE                 25865      0    0
Avon Products Inc                       COM            054303102     2154    68388 SH       SOLE                 66238      0    0
American Express Company                COM            025816109     2112    52134 SH       SOLE                 50509      0    0
Bank Of America Corp                    COM            060505104      296    19661 SH       SOLE                 19036      0    0
Brookfield Asset Mgmt                   COM            112585104      300    13540 SH       SOLE                 12490      0    0
Baxter International Inc                COM            071813109     1607    27385 SH       SOLE                 26435      0    0
Bard C R Incorporated                   COM            067383109     1322    16972 SH       SOLE                 16372      0    0
Bunge Limited                           COM            G16962105      952    14921 SH       SOLE                 14271      0    0
Bhp Billiton Ltd Adr                    COM            088606108     2545    33238 SH       SOLE                 31888      0    0
Bank Of Nova Scotia                     COM            064149107     1678    35910 SH       SOLE                 34660      0    0
Berkshire Hathaway Cl B                 COM            084670207     3260      992 SH       SOLE                   967      0    0
Peabody Energy Corp                     COM            704549104     2209    48864 SH       SOLE                 46564      0    0
Caterpillar Inc                         COM            149123101     1900    33344 SH       SOLE                 31912      0    0
Cullen Frost Bankers                    COM            229899109      919    18371 SH       SOLE                 17871      0    0
C H Robinson Worldwd New                COM            12541W209      492     8376 SH       SOLE                  7626      0    0
Core Laboratories N V                   COM            N22717107      325     2755 SH       SOLE                  2655      0    0
Clorox Company                          COM            189054109      214     3500 SH       SOLE                  3500      0    0
Compass Minerals Intl                   COM            20451N101      470     7000 SH       SOLE                  7000      0    0
Canadian Natl Ry Co                     COM            136375102     1132    20825 SH       SOLE                 20825      0    0
Cisco Systems Inc                       COM            17275R102     1893    79059 SH       SOLE                 76459      0    0
C V S Caremark Corp                     COM            126650100     1337    41521 SH       SOLE                 39446      0    0
Chevron Corp                            COM            166764100     1072    13930 SH       SOLE                 13780      0    0
Dominion Res Inc Va New                 COM            25746U109     1810    46513 SH       SOLE                 44713      0    0
Du Pont E I De Nemour&Co                COM            263534109     1008    29939 SH       SOLE                 29239      0    0
Diageo Plc New Adr                      COM            25243Q205     2104    30316 SH       SOLE                 29791      0    0
Discover Financial Svcs                 COM            254709108     1030    70000 SH       SOLE                 70000      0    0
Danaher Corp Del                        COM            235851102      236     3135 SH       SOLE                  2935      0    0
Disney Walt Hldg Co                     COM            254687106     1480    45892 SH       SOLE                 44442      0    0
Ebay Inc                                COM            278642103      324    13770 SH       SOLE                 13770      0    0
Emerson Electric Co                     COM            291011104     1876    44045 SH       SOLE                 42595      0    0
Express Scripts Inc                     COM            302182100     2091    24198 SH       SOLE                 23473      0    0
Corp Executive Board Co                 COM            21988R102      331    14500 SH       SOLE                 14500      0    0
Fiserv Inc                              COM            337738108      891    18370 SH       SOLE                 17620      0    0
F P L Group Incorporated                COM            302571104     1678    31772 SH       SOLE                 30472      0    0
General Electric Company                COM            369604103     1881   124314 SH       SOLE                119534      0    0
Genzyme Corp Genl                       COM            372917104      535    10909 SH       SOLE                 10409      0    0
Graco Incorporated                      COM            384109104      280     9800 SH       SOLE                  9800      0    0
Gilead Sciences Inc                     COM            375558103      900    20800 SH       SOLE                 20100      0    0
General Mills Inc                       COM            370334104     2259    31901 SH       SOLE                 30726      0    0
Harris Corporation                      COM            413875105      946    19897 SH       SOLE                 19237      0    0
Intl Business Machines                  COM            459200101     2477    18922 SH       SOLE                 18122      0    0
Intel Corp                              COM            458140100     2259   110723 SH       SOLE                105193      0    0
Johnson & Johnson                       COM            478160104     3381    52497 SH       SOLE                 50025      0    0
J. P. Morgan Chase & Co.                COM            46625H100     2115    50747 SH       SOLE                 48847      0    0
Kinder Morgan Mgmt Llc                  COM            49455U100     3000    54909 SH       SOLE                 53524      0    0
Coca Cola Company                       COM            191216100     1079    18938 SH       SOLE                 18155      0    0
Lowes Companies Inc                     COM            548661107      768    32824 SH       SOLE                 30624      0    0
Mc Donalds Corp                         COM            580135101     2646    42378 SH       SOLE                 40382      0    0
Monsanto Co New Del                     COM            61166W101      896    10965 SH       SOLE                 10240      0    0
Microsoft Corp                          COM            594918104     2618    85881 SH       SOLE                 82681      0    0
Nike Inc Class B                        COM            654106103     1828    27670 SH       SOLE                 26970      0    0
Northern TRUST Corp                     COM            665859104      380     7243 SH       SOLE                  6993      0    0
Oracle Corporation                      COM            68389X105     2043    83306 SH       SOLE                 80106      0    0
Paychex Inc                             COM            704326107     2108    68810 SH       SOLE                 67260      0    0
Pepsico Incorporated                    COM            713448108     2340    38482 SH       SOLE                 37192      0    0
Petsmart Inc                            COM            716768106      574    21523 SH       SOLE                 20471      0    0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Pfizer Incorporated                     COM            717081103     2209   121444 SH       SOLE                117939      0    0
Procter & Gamble Co                     COM            742718109     3048    50266 SH       SOLE                 48733      0    0
Philip Morris Intl Inc                  COM            718172109      369     7665 SH       SOLE                  7411      0    0
Transocean Offshore Newf                COM            H8817H100     1217    14698 SH       SOLE                 14048      0    0
Scana Corporation New                   COM            80589M102     1971    52322 SH       SOLE                 50872      0    0
Ishares 1-12 mo. T-Bond                 ETF            464288679      782     7099 SH       SOLE                  7099      0    0
Ishares 1-3 yr T-Bond                   ETF            464287457     4885    58888 SH       SOLE                 57902      0    0
Ishares Tr Barclays TIPs TIPs Bond Fund ETF            464287176     3574    34397 SH       SOLE                 32325      0    0
Synovus Financial Corp                  COM            87161C105       26    12700 SH       SOLE                 12700      0    0
Sysco Corporation                       COM            871829107      663    23729 SH       SOLE                 22921      0    0
A T & T Corp                            COM            00206R102     2225    79373 SH       SOLE                 76473      0    0
Target Corporation                      COM            87612E106      416     8591 SH       SOLE                  8368      0    0
Telus Corp Non Vtg                      COM            87971M202      843    27070 SH       SOLE                 25820      0    0
Union Pacific Corp                      COM            907818108      955    14945 SH       SOLE                 14120      0    0
U S Bancorp Del New                     COM            902973304      563    25000 SH       SOLE                 25000      0    0
Wal-Mart Stores Inc                     COM            931142103     2327    43535 SH       SOLE                 41757      0    0
Weingarten Rlty Invs Sbi                COM            948741103     1160    58605 SH       SOLE                 55855      0    0
Western Union Company                   COM            959802109      679    36000 SH       SOLE                 36000      0    0
Exxon Mobil Corporation                 COM            30231G102     3072    45046 SH       SOLE                 40297      0    0
Xerox Corp                              COM            984121103      170    20137 SH       SOLE                 20137      0    0
Xto Energy Inc                          COM            98385X106      270     5800 SH       SOLE                  5500      0    0


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